PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost:
Property, plant and equipment, total cost		$ 51	$ 110
Accumulated depreciation:
Property, plant and equipment, total accumulated depreciation		40	100
Depreciated cost	$ 8	11	10
Computer Equipment [Member]
Cost:
Property, plant and equipment, total cost		48	100
Accumulated depreciation:
Property, plant and equipment, total accumulated depreciation		38	91
Office Equipment [Member]
Cost:
Property, plant and equipment, total cost		3	10
Accumulated depreciation:
Property, plant and equipment, total accumulated depreciation		$ 2	$ 9